                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Griffith_
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Griffith Baltimore, Md. February 14, 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____117______
Form 13F Information Table Value Total: $_2,167______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5       COL. 6  COLUMN 7         COLUMN 8
-------------------------------       --------   --------   --------  ------------------  ------- --------  ----------------------
                                      TITLE OF               VALUE                        INVSTMT   OTHER
NAME OF ISSUER                          CLASS     CUSIP     (x$1000)                      DSCRETN MANAGERS
                                                                      SHARES/   SH/ PUT/                       VOTING AUTHORITY
                                                                      PRIN.AMT  PRN CALL
                                                                                                              SOLE    SHARED NONE
ABBOTT LABORATORIES                   COM        002824100      9,260   255,000 SH        SOLE                255,000
ALZA CORPORATION                      COM        022615108     11,772   340,000 SH        SOLE                340,000
AMBAC FINANCIAL GROUP, INC.           COM        023139108     19,810   379,600 SH        SOLE                379,600
AMBAC FINANCIAL GROUP, INC.           CALL       023139908        783    15,000     CALL
AMERICAN HOME PRODUCTS CORP.          COM        026609107     16,681   425,000 SH        SOLE                425,000
AMERICAN HOME PRODUCTS CORP.          CALL       026609907      1,037    25,000     CALL
AMERICAN INT'L. GROUP INC.            COM        026874107     54,738   506,250 SH        SOLE                506,250
ANNUITY AND LIFE RE (HOLDINGS), LTD.  COM        G03910109     18,288   700,000 SH        SOLE                700,000
ASSOC. FIRST CAPITAL CORP. SER. A     COM        046008108     15,003   546,800 SH        SOLE                546,800
AVERY DENNISON CORP.                  COM        053611109     16,557   227,200 SH        SOLE                227,200
BMC SOFTWARE INC.                     COM        055921100     21,983   275,000 SH        SOLE                275,000
BMC SOFTWARE INC.                     PUT        055921950      1,599    20,000     PUT
BP AMOCO PLC SPN                      ADRS       055662104     17,794   300,000 ADR       SOLE                300,000
BANK ONE CORP                         COM        06443A103     10,560   330,000 SH        SOLE                330,000
BAXTER INTERNATIONAL                  COM        071813109     16,017   255,000 SH        SOLE                255,000
BELLSOUTH CORP.                       COM        079860102     20,598   440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                  COM        091797100     15,675   300,000 SH        SOLE                300,000
BLACK HILLS CORP.                     COM        092113109     12,314   555,000 SH        SOLE                555,000
CALPINE CORP.                         COM        131347106      2,240    35,000 SH        SOLE                 35,000
CALPINE CAP TRST 5.75% CV HIGH TIDES  PFD        131346207      8,141   125,000 SH        SOLE                125,000
CANADIAN NATIONAL RAILWAY.            COM        136375102      1,590    60,000 SH        SOLE                 60,000
CANADIAN NATIONAL RAILWAY 5.25% PFD   QUIDS      136375409        630    15,000 SH        SOLE                 15,000
CHIRON CORP.                          COM        170040109     23,306   550,000 SH        SOLE                550,000
CINERGY CORP.                         COM        172474108      7,181   300,000 SH        SOLE                300,000
CICSO SYSTEMS, INC.                   COM        17275R102     98,287   917,500 SH        SOLE                917,500
COCA-COLA CO.                         COM        191216100      9,903   170,000 SH        SOLE                170,000
CONSOLIDATED PAPERS INC.              COM        209759109     13,043   410,000 SH        SOLE                410,000
CORNING, INC.                         COM        219350105     59,311   460,000 SH        SOLE                460,000
CORNING, INC                          CALL       219350905      1,934    15,000     CALL
DST SYSTEMS INC.                      COM        233326107      5,341    70,000 SH        SOLE                 70,000
DST SYSTEMS INC                       CALL       236326907      1,831    24,000     CALL
DEAN FOODS CO.                        COM        242361103     11,925   300,000 SH        SOLE                300,000
DELPHI AUTOMOTIVE, INC.               COM        247126105     10,868   690,000 SH        SOLE                690,000
DOVER CORP.                           COM        260003108     11,798   260,000 SH        SOLE                260,000
ELAN CORP. PLC                        ADRS       284131208     25,665   870,000 SH        SOLE                870,000
ENDESA, S.A.                          ADRS       29258N107      7,065   350,000 SH        SOLE                350,000
ENGELHARD CORP.                       COM        292845104      6,040   320,000 SH        SOLE                320,000
ENRON CORP.                           COM        293561106     22,188   500,000 SH        SOLE                500,000
ERICSSON(L.M.) TEL. 4.25% CV DUE 2000 DEBS       294821509      2,250   120,000 PRN       SOLE                120,000
ERISSON (L.M.) TELEPHONE CO.          COM        294821400     49,266   750,000 SH        SOLE                750,000
EXXON MOBIL CORP.                     COM        30231G102     12,763   158,418 SH        SOLE                158,418
EXXON MOBIL CORP.                     CALL       30231G952      1,208    15,000
FEDERAL HOME LOAN MORTGAGE CORP.      COM        313400301     16,943   360,000 SH        SOLE                360,000
FINANCIAL SEC. ASSURANCE HOLDINGS LTD COM        31769P100     16,022   307,387 SH        SOLE                307,387
FIRST DATA CORP.                      COM        319963104     16,962   343,980 SH        SOLE                343,980
FORT JAMES CORP.                      COM        347471104     13,688   500,000 SH        SOLE                500,000
GENERAL ELECTRIC CO.                  COM        369604103    101,361   655,000 SH        SOLE                655,000
GILLETTE CO.                          COM        375766102     18,086   439,120 SH        SOLE                439,120
GLOBAL CROSSING LTD                   COM        G3921A100     46,125   922,500 SH        SOLE                922,500
GLOBAL CROSSING LTD                   CALL       G3921A900      1,000    20,000     PUT
GREENPOINT FINANCIAL CORP.            COM        395384100     10,358   435,000 SH        SOLE                435,000
HEWLETT-PACKARD CO.                   COM        428236103     22,750   200,000 SH        SOLE                200,000
HEWLETT-PACKARD CO.                   PUT        428236953      1,706    15,000     PUT
HOUSTON IND. INC. 7% CV DUE 7/1/2000  DECS       442161204     18,075   150,000 SH        SOLE                150,000
INTEL CORP.                           COM        458140100     27,986   340,000 SH        SOLE                340,000
INTERSTATE BAKERIES CORP.             COM        46072H108      2,501   138,000 SH        SOLE                138,000
INVESTORS FINANCIAL SERV. CORP.       COM        461915100     20,700   450,000 SH        SOLE                450,000
IVEX PACKAGING CORP.                  COM        465855104      9,000   900,000 SH        SOLE                900,000
JOHNSON & JOHNSON                     COM        478160104     10,257   110,000 SH        SOLE                110,000
JOHNSON & JOHNSON                     PUT        478160954        932    10,000     PUT
LILLY (ELI) & CO.                     COM        532457108     19,285   290,000 SH        SOLE                290,000
LILLY (ELI) & CO.                     CALL       532457908      1,284    20,000     CALL
LUCENT TECHNOLOGIES INC.              COM        549463107     38,073   508,920 SH        SOLE                508,920
LUCENT TECHNOLOGIES INC.              CALL       549463907      1,297    20,000     CALL  SOLE
MCI WORLDCOM, INC.                    COM        55268B106     32,633   615,000 SH        SOLE                615,000
MCI WORLDCOM, INC.                    CALL       55268B906        796    15,000     CALL
MCDONALD'S CORP.                      COM        580135101     22,575   560,000 SH        SOLE                560,000
MEAD CORP.                            COM        582834107     17,375   400,000 SH        SOLE                400,000
MEDIAONE GROUP INC.                   COM        58440J104     11,522   150,000 SH        SOLE                150,000
MEADIAONE GROUP, INC. 6.25% DUE 2001  PIES       58440J401      9,180    85,000 SH        SOLE                 85,000
MELLON BANK CORP.                     COM        585509102     14,306   420,000 SH        SOLE                420,000
MERCK & CO., INC.                     COM        589331107     20,156   300,000 SH        SOLE                300,000
MOTOROLA, INC.                        COM        620076109     23,836   161,874 SH        SOLE                161,874
NATIONAL CITY CORP.                   COM        635405103      3,790   160,000 SH        SOLE                160,000
NEXTEL COMMUNICATIONS, INC.           COM        65332V103     61,875   600,000 SH        SOLE                600,000
NEXTEL COMMUNICATIONS, INC.           CALL       65333H907      1,031    10,000     CALL
NOKIA CORP. PFD                       ADRS       654902204     92,150   485,000 SH        SOLE                485,000
NOKIA CORP. PFD. ADR                  CALL       654902204        190    10,000     CALL  SOLE
NORTEL NETWORKS LTD                   COM        656569100     76,760   760,000 SH        SOLE                760,000
NORTEL NETWORKS LTD                   CALL       656569900      1,515    15,000     CALL
NORTHWESTERN CORP.                    COM        668074107     11,000   500,000 SH        SOLE                500,000
ORACLE CORP                           COM        68389X105     33,058   295,000 SH        SOLE                295,000
ORACLE CORP                           PUT        68389X955        560     5,000     PUT
OWENS-ILLINOIS INC.                   COM        690768403     13,408   535,000 SH        SOLE                535,000
PALL CORP.                            COM        696429307     12,938   600,000 SH        SOLE                600,000
PEOPLES HERITAGE FINANCIAL GROUP      COM        711147108      7,140   474,000 SH        SOLE                474,000
PEPSICO, INC.                         COM        713448108     10,399   295,000 SH        SOLE                295,000
PETROLEUM & RESOURCES CORP.           COM        716549100     39,025 1,210,085 SH        SOLE              1,210,085
PHARMACIA  & UPJOHN INC.              COM        716941109     13,950   310,000 SH        SOLE                310,000
PROVIDENT BANKSHARES CORP.            COM        743859100      5,261   303,875 SH        SOLE                303,875
QRS CORP.                             COM        74726X105     52,762   502,500 SH        SOLE                502,500
QWEST COMMUNICATIONS INT'L. INC.      COM        749121109     34,056   792,012 SH        SOLE                792,012
QWEST COMM. INTL INC 5.75% DUE 2003   TRENDS     74912L105      8,844   125,000 SH        SOLE                125,000
QWEST COMMUNICATIONS INT'L. INC       CALL       749121909      1,935    45,000     CALL
RCN CORP                              COM        749361101      8,366   172,500 SH        SOLE                172,500
RALSTON PURINA CO. 7% DUE 2000        COM        751227401      6,581   180,000 SH        SOLE                180,000
ROYAL DUTCH PETROLEUM CO.             GLDR1.25   780257804      4,845    80,000 SH        SOLE                 80,000
RYDER SYSTEM INC.                     COM        783549108     10,875   445,000 SH        SOLE                445,000
SBC COMMUNICATIONS INC.               COM        78387G103     38,413   787,960 SH        SOLE                787,960
SAPIENT CORP                          COM        803062108     80,334   570,000 SH        SOLE                570,000
SAPIENT CORP                          PUT        803062958     11,275    80,000     PUT
SCHLUMBERGER, LTD                     COM        806857108      4,973    88,400 SH        SOLE                 88,400
SMITHKLINE BEECHAM PLC                ADRS       832378301     16,672   260,000 SH        SOLE                260,000
SOLECTRON CORP.                       COM        834182107     95,125 1,000,000 SH        SOLE              1,000,000
STERLING COMMERCE INC.                COM        859205106     19,550   575,000 SH        SOLE                575,000
TECO ENERGY, INC                      COM        872375100      5,569   300,000 SH        SOLE                300,000
TIFFANY & COMPANY                     COM        886547108     17,850   200,000 SH        SOLE                200,000
TIME WARNER TELECOM                   COM        887319101     20,200   404,500 SH        SOLE                404,500
TIME WARNER TELECOM                   PUT        887319951      1,253    60,000     PUT
TRANSOCEAN SEDCO FOREX INC.           COM        G90078109        577    17,114 SH        SOLE                 17,114
UNITED WATER RESOURCES, INC.          COM        913190104     20,512   600,000 SH        SOLE                600,000
VODAFONE AIRTOUCH PLC                 ADRS       92857T107     14,231   287,500 SH        SOLE                287,500
WACHOVIA CORP.                        COM        929771103     12,920   190,000 SH        SOLE                190,000
WELLS FARGO & CO.                     COM        949746101     22,241   550,000 SH        SOLE                550,000
WILLIAMS COMMUNICATIONS GROUP INC.    COM        969455104      6,366   220,000 SH        SOLE                220,000
WILLIAMS COMPANIES, INC.              COM        969457100     15,281   500,000 SH        SOLE                500,000
WILMINGTON TRUST CORP.                COM        971807102     10,133   210,000 SH        SOLE                210,000
                                                            2,166,802


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